Offerings - Offering: 1	Feb. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.424% Fixed-to-Floating Rate Senior Notes due 2036
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,720
Offering Note
(1)
The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-270467 filed on March 10, 2023.